Goodwill and Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Millions	Sep. 30, 2018	Apr. 30, 2018	Sep. 30, 2017
Indefinite-lived Intangible Assets [Line Items]
Customer relationships, noncompete agreements and other (subject to amortization)		$ 7.9
Trademarks and tradenames (not subject to amortization)	$ 50.3		$ 134.1
Gross carrying amount	906.8		951.9
Accumulated amortization	(393.2)		(340.2)
Intangible assets, net	513.6		611.7
Customer relationships, noncompete agreements, and other
Indefinite-lived Intangible Assets [Line Items]
Customer relationships, noncompete agreements and other (subject to amortization)	848.6		817.8
Trademarks and Trade Names
Indefinite-lived Intangible Assets [Line Items]
Customer relationships, noncompete agreements and other (subject to amortization)	$ 7.9		$ 0.0